Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 7,081,120	$ 8,072,864
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	376,563	353,241
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	127,608	102,701
Eliminations
Segment Reporting Information [Line Items]
Total assets	(9,870)	(14,746)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,711,448	5,249,465
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,791,132	2,140,652
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	48,448	80,455
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 35,791	$ 161,096